MASSMUTUAL FUNDS
MML Barings Unconstrained Income Fund
Supplement dated February 27, 2026 to the
Prospectus dated February 1, 2026, and the
Summary Prospectus dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective immediately, the information for Omotunde Lawal found under the heading Portfolio Manager(s) in the section titled Management (on page 40 of the Prospectus) as well as under the heading Subadviser and Portfolio Managers in the section titled Management of the Funds on page 62 of the Prospectus, is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ADVPRO-26-01
UI-26-01

MASSMUTUAL FUNDS
MML Barings Unconstrained Income Fund
Supplement dated February 27, 2026 to the
Statement of Additional Information dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective immediately, the information for Omotunde Lawal found on pages B-117 and B-118 relating to the MML Barings Unconstrained Income Fund in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ADVSAI-26-01